PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property and equipment
	September 30, 2017	December 31, 2016	Depreciable Lives
	(Unaudited)
Land	$300,000	$300,000
Buildings and improvements	1,650,000	1,650,000	31.5 years
Machinery and equipment	13,428,000	13,340,000	5 - 8 years
Capital lease machinery and equipment	6,265,000	6,265,000	3 - 5 years
Tools and instruments	7,985,000	7,520,000	1.5 - 7 years
Automotive equipment	195,000	195,000	5 years
Furniture and fixtures	438,000	438,000	5 - 8 years
Leasehold improvements	997,000	966,000	Term of Lease
Computers and software	519,000	519,000	4 - 6 years
Total property and equipment	31,777,000	31,193,000
Less: accumulated depreciation	(21,004,000)	(18,974,000)
Property and equipment, net	$10,773,000	$12,219,000